Supplement dated October 20, 2015 to the Prospectus dated May 1, 2015 for policies issued by Pacific Life & Annuity Company

Terms used in this supplement are defined in the prospectuses unless otherwise defined herein. “We,” “us” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Policy Owner.

This supplement must be preceded or accompanied by the applicable prospectus, as supplemented.

On October 30, 2015, the Subadviser of the Small-Cap Value Portfolio is changed to the following:

PACIFIC SELECT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.

On October 1, 2015, the Adviser of the following portfolios was changed to the following:

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.

Form No. 85-44276-00